Reconciliation of loss after income tax to net cash used in operating activities (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Disclosure of reconciliation of profit or loss to operating cash flows

	2020	2019	2018
	A$’000	A$’000	A$’000
Loss after income tax expense from continuing operations	(12,467)	(10,270)	(6,039)

Adjustments for:
Depreciation & amortisation	1,084	1,084	1,547
Impairment of property, plant & equipment	—	1	143
Net loss on disposal on disposal of non-current assets	—	—	136
Net fair value loss on financial assets	168	1,809	3,944
Share based payments	262	246	165
Shares issued for no consideration	—	—	30
Foreign exchange differences	—	—	(251)
Gain on legal settlement	—	—	(8,411)
Loss on contingent consideration	474	63	(1,461)

Change in operating assets & liabilities:	(10,479)	(7,067)	(10,197)
Decrease in trade and other receivables	358	825	1,724
Increase in accrued revenue	—	(138)	97
Decrease/(increase) in prepayments	(168)	398	(10)
Decrease/(increase) in trade and other payables	1,721	(409)	88
Decrease in deferred tax liability	(298)	(298)	(305)
Increase/(decrease) in other provisions	55	(25)	(58)

Net cash used in operating activities	(8,811)	(6,714)	(8,661)